INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Research and Development Tax Credits [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Other Income	$ 2,126	$ 2,478	$ 4,457	$ 6,840
UNITED STATES
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate				30.00%
UNITED KINGDOM
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate				19.00%
Net operating loss			$ 83,852
Other Jurisdictions [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate			19.00%	19.00%
Other Jurisdictions [Member] | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate				12.50%
Other Jurisdictions [Member] | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate				25.00%
SPAIN
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss			$ 1,007
IRELAND
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss			$ 6,124